LVIP Nomura U.S. Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.31%
Aerospace & Defense–0.64%
General Electric Co.	10,351	$2,937,303
		2,937,303
Automobiles–3.33%
†Tesla, Inc.	40,881	15,197,512
		15,197,512
Banks–3.12%
Citigroup, Inc.	32,591	3,696,145
Popular, Inc.	78,464	10,527,515
		14,223,660
Biotechnology–2.52%
AbbVie, Inc.	20,183	4,389,600
†Alnylam Pharmaceuticals, Inc.	4,376	1,447,887
†Exelixis, Inc.	113,230	4,856,435
Gilead Sciences, Inc.	5,764	803,329
		11,497,251
Broadline Retail–4.35%
†Amazon.com, Inc.	95,107	19,807,935
		19,807,935
Communications Equipment–1.19%
†Arista Networks, Inc.	44,345	5,444,679
		5,444,679
Construction & Engineering–1.84%
Comfort Systems USA, Inc.	4,275	5,895,182
EMCOR Group, Inc.	3,353	2,475,554
		8,370,736
Consumer Finance–0.19%
Ally Financial, Inc.	21,955	861,295
		861,295
Consumer Staples Distribution & Retail–3.28%
Costco Wholesale Corp.	14,985	14,931,504
		14,931,504
Diversified Consumer Services–0.42%
†Grand Canyon Education, Inc.	11,276	1,917,258
		1,917,258
Electrical Equipment–1.72%
GE Vernova, Inc.	6,036	5,268,824
Vertiv Holdings Co. Class A	10,332	2,588,993
		7,857,817
Electronic Equipment, Instruments & Components–2.38%
Amphenol Corp. Class A	85,929	10,857,129
		10,857,129
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.54%
†Netflix, Inc.	33,592	$3,229,871
†Roku, Inc.	39,980	3,782,907
		7,012,778
Financial Services–2.07%
†Corpay, Inc.	3,123	908,762
Mastercard, Inc. Class A	6,041	3,018,446
†Toast, Inc. Class A	108,762	2,883,280
Visa, Inc. Class A	8,628	2,607,727
		9,418,215
Food Products–0.28%
†Darling Ingredients, Inc.	20,278	1,254,194
		1,254,194
Ground Transportation–0.40%
†Lyft, Inc. Class A	95,225	1,266,492
†Uber Technologies, Inc.	7,961	572,635
		1,839,127
Health Care Providers & Services–4.33%
Cardinal Health, Inc.	36,279	7,666,116
McKesson Corp.	13,926	12,051,003
		19,717,119
Health Care Technology–0.25%
†Veeva Systems, Inc. Class A	6,401	1,124,400
		1,124,400
Hotels, Restaurants & Leisure–2.27%
Booking Holdings, Inc.	2,457	10,344,756
		10,344,756
Interactive Media & Services–12.71%
Alphabet, Inc. Class A	138,100	39,664,877
Meta Platforms, Inc. Class A	29,883	17,096,961
†Reddit, Inc. Class A	8,770	1,180,881
		57,942,719
Metals & Mining–0.12%
Anglogold Ashanti PLC	5,488	534,312
		534,312
Pharmaceuticals–2.87%
Eli Lilly & Co.	14,245	13,102,124
		13,102,124
Professional Services–0.25%
†ExlService Holdings, Inc.	37,983	1,156,582
		1,156,582
Semiconductors & Semiconductor Equipment–19.47%
†Advanced Micro Devices, Inc.	10,735	2,183,821
†Astera Labs, Inc.	10,902	1,194,859
Broadcom, Inc.	71,229	22,046,088
LVIP Nomura U.S. Growth Fund–1

LVIP Nomura U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	1,431	$2,107,019
Lam Research Corp.	64,656	13,814,401
NVIDIA Corp.	266,855	46,539,512
QUALCOMM, Inc.	6,604	850,463
		88,736,163
Software–13.86%
†Adobe, Inc.	12,395	3,012,977
†AppLovin Corp. Class A	7,799	3,104,002
†Docusign, Inc.	23,466	1,112,523
Intuit, Inc.	7,196	3,111,406
Microsoft Corp.	89,993	33,312,709
Oracle Corp.	16,125	2,372,149
†Palantir Technologies, Inc. Class A	64,116	9,378,888
Salesforce, Inc.	25,869	4,828,966
†ServiceNow, Inc.	22,910	2,395,240
†Workday, Inc. Class A	4,305	559,306
		63,188,166
Specialty Retail–1.01%
†Chewy, Inc. Class A	38,730	1,045,710
TJX Cos., Inc.	17,557	2,803,853
†Wayfair, Inc. Class A	10,061	756,688
		4,606,251
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–10.16%
Apple, Inc.	174,364	$44,251,840
Dell Technologies, Inc. Class C	12,610	2,069,679
		46,321,519
Textiles, Apparel & Luxury Goods–1.74%
†Deckers Outdoor Corp.	5,911	591,632
Ralph Lauren Corp.	11,875	4,084,881
Tapestry, Inc.	22,911	3,232,971
		7,909,484
Total Common Stock (Cost $235,942,838)		448,111,988

MONEY MARKET FUND–1.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	7,886,287	7,886,287
Total Money Market Fund (Cost $7,886,287)		7,886,287

TOTAL INVESTMENTS–100.04% (Cost $243,829,125)	455,998,275
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(176,457)
NET ASSETS APPLICABLE TO 37,997,151 SHARES OUTSTANDING–100.00%	$455,821,818

†Non-income producing.
LVIP Nomura U.S. Growth Fund–2